Revenue from Customers	12 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from Customers
(3) Revenue from Customers

	Year ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Consulting fees	$336	$170	$140
Margin fees	6	98	23
	$342	$268	$163
Consulting fees
Revenue from consulting fees in relate to the design, engineering and project management services for a solar facility owned by Commonwealth Scientific and Industrial Research Organisation (CSIRO), and is recognised based on the actual services provided to them at the end of the reporting period as a proportion of the total services to be provided. Revenue is recognised over time as the customer receives and uses the benefits from consulting services simultaneously. This is determined based on the actual labour hours spent relative to the total expected labour hours for each project or contract.
Estimates of revenues, costs or extent of progress toward completion are revised if circumstances change. Any resulting increases or decreases in estimated revenue or costs are reflected in profit or loss in the period in which the circumstances that give rise to the change become known by management.
In the case of fixed-price contracts, the customer pays the fixed amount based on a payment schedule. If the services rendered by Vast exceed the payment, a contract asset is recognised. If the payments exceed the services rendered, a contract liability is recognised.
Margin fees
In relation to the facility mentioned above, Vast is charging a margin fee in the form of 10% administration and handling fee for the procurement of equipment, components, and materials on behalf of CSIRO. The Company recognises revenue from procurement service at a point in time when goods are acquired and are presented net of relevant gross receipts and gross payments.
Disaggregation of revenue from contracts with customers
Vast’s revenue is currently derived in Australia. For the year ended June 30, 2024, most of the revenue from customers was earned from a single customer, CSIRO (and almost all revenue from customers for the year ended June 30, 2023 was earned from CSIRO). Vast’s revenue from the transfer of goods and services over time and at a point in time is as follows:

	Year Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
CSIRO	$246	$253	$163
Other	96	15	—
	$342	$268	$163
Timing of revenue recognition:
At a point in time	$342	$199	$23
Over time	—	69	140
	$342	$268	$163
(10) Contract Liabilities

	June 30,
	2024	2023

	(In thousands of US Dollars)
Unearned revenue	—	2